ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	$ 62,103	$ 62,103
Series 15 [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	12,394	12,394
Series 16 [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	246	246
Series 17 [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	0	0
Series 18 [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	24,343	24,343
Series 19 [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	$ 25,120	$ 25,120